Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-A
Monthly Servicer's Report
for the month of June 2017

Collection Period Start	28-Jun-17	Distribution Date	17-Jul-17
Collection Period End	30-Jun-17	30/360 Days	17
Beg. of Interest Period	28-Jun-17	Actual/360 Days	19
End of Interest Period	17-Jul-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,444,959,096.94	1,444,959,096.94	1,422,276,966.10	0.9843026
Total Securities		1,444,959,096.94	1,444,959,096.94	1,422,276,966.10	0.9843026
Class A-1 Notes	1.300000%	152,000,000.00	152,000,000.00	129,317,869.16	0.8507755
Class A-2a Notes	1.640000%	300,000,000.00	300,000,000.00	300,000,000.00	1.0000000
Class A-2b Notes	1.422110%	250,000,000.00	250,000,000.00	250,000,000.00	1.0000000
Class A-3 Notes	1.910000%	400,000,000.00	400,000,000.00	400,000,000.00	1.0000000
Class A-4 Notes	2.040000%	97,300,000.00	97,300,000.00	97,300,000.00	1.0000000
Certificates	0.000000%	245,659,096.94	245,659,096.94	245,659,096.94	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	22,682,130.84	104,288.89	149.2245450	0.6861111
Class A-2a Notes	0.00	232,333.33	0.0000000	0.7744444
Class A-2b Notes	0.00	187,639.51	0.0000000	0.7505580
Class A-3 Notes	0.00	360,777.78	0.0000000	0.9019445
Class A-4 Notes	0.00	93,732.33	0.0000000	0.9633333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	22,682,130.84	978,771.84

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				18,266,502.50
Monthly Interest				6,935,117.83
Total Monthly Payments				25,201,620.33

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				1,296,982.22
Aggregate Sales Proceeds Advance				736,613.10
Total Advances				2,033,595.32

Vehicle Disposition Proceeds:
Reallocation Payments				340,337.00
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				4,429,995.32
Excess Wear and Tear and Excess Mileage				1,326.30
Remaining Payoffs				0.00
Net Insurance Proceeds				1,607,316.80
Residual Value Surplus				5,359.45
Total Collections				33,619,550.52

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	283,032.00			15
Involuntary Repossession	-			-
Voluntary Repossession	57,305.00			4
Full Termination	-			-
Bankruptcty	-			-
Insurance Payoff		1,596,090.39		84
Customer Payoff			39,654.19	1
Grounding Dealer Payoff			3,268,066.44	124
Dealer Purchase			981,756.78	33
Total	340,337.00	1,596,090.39	4,289,477.41	261

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-A
Monthly Servicer's Report
for the month of June 2017

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	70,867	1,787,165,458.68	7.00000%	1,444,959,096.94
Total Depreciation Received		(22,103,729.73)		(16,476,405.37)
Principal Amount of Gross Losses	(94)	(2,151,251.34)		(1,745,061.71)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(29)	(704,361.58)		(570,941.79)
Scheduled Terminations	(177)	(4,698,826.37)		(3,889,721.97)
Pool Balance - End of Period	70,567	1,757,507,289.66		1,422,276,966.10

Remaining Pool Balance
Lease Payment				563,226,749.77
Residual Value				859,050,216.33
Total				1,422,276,966.10

III. DISTRIBUTIONS

Total Collections					33,619,550.52
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					33,619,550.52

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					0.00
3. Reimbursement of Sales Proceeds Advance					0.00
4. Servicing Fee:
Servicing Fee Due					1,204,132.58
Servicing Fee Paid					1,204,132.58
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,204,132.58

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					104,288.89

Class A-1 Notes Monthly Interest Paid					104,288.89
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					232,333.33

Class A-2a Notes Monthly Interest Paid					232,333.33
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					187,639.51

Class A-2b Notes Monthly Interest Paid					187,639.51
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					360,777.78

Class A-3 Notes Monthly Interest Paid					360,777.78
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-A
Monthly Servicer's Report
for the month of June 2017

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	93,732.33

Class A-4 Notes Monthly Interest Paid	93,732.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	978,771.84
Total Note and Certificate Monthly Interest Paid	978,771.84
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	31,436,646.10

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	22,682,130.84

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	22,682,130.84
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	8,754,515.26

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-A
Monthly Servicer's Report
for the month of June 2017

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,224,795.48
Required Reserve Account Amount			21,674,386.46
Beginning Reserve Account Balance			7,224,795.48
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,224,795.48
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			8,754,515.26
Gross Reserve Account Balance			15,979,310.74
Remaining Available Collections Released to Seller			0.00
Total Ending Reserve Account Balance			15,979,310.74

V. POOL STATISTICS

Weighted Average Remaining Maturity			24.84
Monthly Prepayment Speed			55%
Lifetime Prepayment Speed			55%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,664,621.80
Securitization Value of Defaulted Receivables and Casualty Receivables		1,745,061.71	94
Aggregate Defaulted and Casualty Gain (Loss)		(80,439.91)
Pool Balance at Beginning of Collection Period		1,444,959,096.94
Net Loss Ratio
Current Collection Period		-0.0056%
Preceding Collection Period		0.0000%
Second Preceding Collection Period		0.0000%
Third Preceding Collection Period		0.0000%

Cumulative Net Losses for all Periods		0.0056%	80,439.91

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.28%	4,114,933.20	200
61-90 Days Delinquent	0.00%	0.00	0
91-120+ Days Delinquent	0.00%	0.00	0
More than 120 Days	0.00%	0.00	0
Total Delinquent Receivables:	0.28%	4,114,933.20	200

61+ Days Delinquencies as Percentage of Receivables		Amount	Number
Current Collection Period		0.00%	0.00%
Preceding Collection Period		0.00%	0.00%
Second Preceding Collection Period		0.00%	0.00%
Third Preceding Collection Period		0.00%	0.00%

60 Day Delinquent Receivables		-
Delinquency Percentage		0.00%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		283,032.00	15
Securitization Value		316,673.33	15
Aggregate Residual Gain (Loss)		(33,641.33)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		283,032.00	15
Cumulative Securitization Value		316,673.33	15
Cumulative Residual Gain (Loss)		(33,641.33)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			0.00
Reimbursement of Outstanding Advance			0.00
Additional Advances for current period			736,613.10
Ending Balance of Residual Advance			736,613.10

Beginning Balance of Payment Advance			0.00
Reimbursement of Outstanding Payment Advance			0.00
Additional Payment Advances for current period			1,296,982.22
Ending Balance of Payment Advance			1,296,982.22

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-A
Monthly Servicer's Report
for the month of June 2017

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO

VIII. CREDIT RISK RETENTION

On the Closing Date, Nissan Auto Leasing LLC II, the depositor, an affiliate of Nissan Motor Acceptance Corporation (“NMAC”), the sponsor, retained a sufficient portion of the Certificates to satisfy the obligations of NMAC under the requirements of (a) the SEC’s credit risk retention rules 17 C.F.R. Part 246 (“Regulation RR”) and (b) the EU Retention Rules (as defined in the preliminary prospectus for the Notes dated June 19, 2017 (the “Preliminary Prospectus”). The portion of the Certificates being retained to satisfy the requirements of Regulation RR and the EU Retention Rules is referred to herein as the “Retained Interest.”

NMAC determined that the combined fair value of the Notes and the Certificates was $1,473,217,103 as of the Closing Date, and that the fair value of the entire portion of the Certificates as of the Closing Date was $273,917,103, which is approximately 18.59% of the fair value of the Notes and the   Certificates.  The depositor retained all of the Certificates as of the Closing Date.  The depositor is retaining a sufficient portion of the Certificates necessary to satisfy the requirements of Regulation RR, which will be greater than or equal to the 5.00% of the fair value of the Notes and the Certificates required to comply with Regulation RR.

Although the actual interest rates on the Notes in some cases were not within the ranges of assumed interest rates, these differences and any other differences between the inputs and assumptions prior to sale of the Notes and at the closing of such sale, do not represent in the aggregate material changes in the method or inputs and assumptions used by NMAC  to calculate the fair value of the Notes and the Certificates as of the Closing Date from the methods or inputs and assumptions used by NMAC to calculate the fair value prior to such sale as disclosed in the preliminary prospectus for the Notes dated as of June 19, 2017.

NMAC, as “originator” for the purposes of the EU Retention Rules, currently retains a material net economic interest that is not less than 5% of the nominal value of the securitized exposures, in the form of retention of the first loss tranche in accordance with the text of option (d) of each of Article 405(1) of the CRR (as defined in the Preliminary Prospectus), Article 51(1) of the AIFM Regulation (as defined in the Preliminary Prospectus) and Article 254(2) of the Solvency II Regulation (as defined in the Preliminary Prospectus), in each case as in effect on the Closing Date, by holding all the membership interest in the depositor, which in turn holds the Certificates representing at least 5% of the aggregate nominal value of the leases and related leased vehicles.

NMAC has not sold, hedged or otherwise mitigated its credit risk under or associated with the Retained Interest (and has not permitted the depositor or any of its other affiliates to sell, hedge or otherwise mitigate its credit risk under or associated with the Retained Interest) except to the extent permitted in accordance with the EU Retention Rules or Regulation RR.